Receivables - Maturities of Financing Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
2020	$ 12,608
2021	2,247
2022	1,918
2023	1,410
2024	1,019
2025 and thereafter	226
Financing receivables, net	$ 19,428	$ 19,167